LKCM FUNDS

LKCM Small Cap Equity Fund (Institutional Class)
LKCM Small-Mid Cap Equity Fund (Institutional Class)
LKCM Equity Fund (Institutional Class)
LKCM Balanced Fund
LKCM Fixed Income Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated November 30, 2012
to the Prospectus dated May 1, 2012

IMPORTANT INFORMATION REGARDING
CHANGE TO REDEMPTION FEE POLICY

The fourth sentence in the second paragraph under “Market Timing Policy” on page 22 is hereby changed to read as follows: “To discourage market timing, each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase, except on shares held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.”

The fifth sentence under “Exchanging Shares” on page 22 is hereby changed to read as follows: “In addition, exchanges of shares held for less than 30 days will be subject to a 1.00% redemption fee, except on shares held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.”

The second sentence under “Redemption of Shares” on page 23 is hereby changed to read as follows:  “The Funds do not charge a fee for making redemptions, except that each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase unless such shares are held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.”

The section entitled “30-Day Redemption Fee” on page 24 is changed to read as follows:

30-Day Redemption Fee.  If you redeem or exchange shares held for less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee.  This fee will be deducted from the proceeds of your redemption.  For purposes of applying the fee, the first day of the holding period is trade date plus one.  The holding period will be determined on a “first-in, first-out” basis, meaning the Fund shares purchased first will be redeemed first.  The redemption fee will not apply to shares of the Funds held in accounts separately managed by the Adviser or as otherwise determined by the Funds in their discretion.  Transactions in shares of the Funds by financial intermediaries with whom the Funds do not have information sharing agreements in place may be subject to the redemption fee.  The redemption fee will be retained by a Fund for the benefit of its shareholders.  Redemption fees will not apply to shares acquired through reinvestment of dividends, or to shares purchased through the Automatic Investment Program.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUSES FOR FUTURE REFERENCE

LKCM FUNDS

LKCM Small Cap Equity Fund (Adviser Class)
LKCM Small-Mid Cap Equity Fund (Adviser Class)
LKCM Equity Fund (Adviser Class)
(each a “Fund” and collectively, the “Funds”)

Supplement dated November 30, 2012
to the Prospectus dated May 1, 2012

IMPORTANT INFORMATION REGARDING
 CHANGE TO REDEMPTION FEE POLICY

The fourth sentence in the second paragraph under “Market Timing Policy” on page 14 is hereby changed to read as follows: “To discourage market timing, each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase, except on shares held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.”

The fifth sentence under “Exchanging Shares” on page 15 is hereby changed to read as follows: “In addition, exchanges of shares held for less than 30 days will be subject to a 1.00% redemption fee, except on shares held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.”

The second sentence under “Redemption of Shares” on page 15 is hereby changed to read as follows:  “The Funds do not charge a fee for making redemptions, except that each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase unless such shares are held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.”

The section entitled “30-Day Redemption Fee” on page 16 is changed to read as follows:

30-Day Redemption Fee.  If you redeem or exchange shares held for less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee.  This fee will be deducted from the proceeds of your redemption.  For purposes of applying the fee, the first day of the holding period is trade date plus one.  The holding period will be determined on a “first-in, first-out” basis, meaning the Fund shares purchased first will be redeemed first.  The redemption fee will not apply to shares of the Funds held in accounts separately managed by the Adviser or as otherwise determined by the Funds in their discretion.  Transactions in shares of the Funds by financial intermediaries with whom the Funds do not have information sharing agreements in place may be subject to the redemption fee.  The redemption fee will be retained by a Fund for the benefit of its shareholders.  Redemption fees will not apply to shares acquired through reinvestment of dividends, or to shares purchased through the Automatic Investment Program.

*           *           *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUSES FOR FUTURE REFERENCE

LKCM FUNDS

LKCM Aquinas Value Fund
LKCM Aquinas Growth Fund
LKCM Aquinas Small Cap Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated November 30, 2012
to the Prospectus dated May 1, 2012

IMPORTANT INFORMATION REGARDING
CHANGE TO REDEMPTION FEE POLICY

The fourth sentence in the second paragraph under “Market Timing Policy” on page 16 is hereby changed to read as follows: “To discourage market timing, each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase, except on shares held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.”

The fifth sentence under “Exchanging Shares” on page 17 is hereby changed to read as follows: “In addition, exchanges of shares held for less than 30 days will be subject to a 1.00% redemption fee, except on shares held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.”

The second sentence under “Redemption of Shares” on page 17 is hereby changed to read as follows:  “The Funds do not charge a fee for making redemptions, except that each Fund charges a 1.00% redemption fee on shares exchanged or redeemed within 30 days of purchase unless such shares are held in separately managed accounts of the Adviser or as otherwise determined by a Fund in its discretion.”

The section entitled “30-Day Redemption Fee” on page 18 is changed to read as follows:

30-Day Redemption Fee.  If you redeem or exchange shares held for less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee.  This fee will be deducted from the proceeds of your redemption.  For purposes of applying the fee, the first day of the holding period is trade date plus one.  The holding period will be determined on a “first-in, first-out” basis, meaning the Fund shares purchased first will be redeemed first.  The redemption fee will not apply to shares of the Funds held in accounts separately managed by the Adviser or as otherwise determined by the Funds in their discretion.  Transactions in shares of the Funds by financial intermediaries with whom the Funds do not have information sharing agreements in place may be subject to the redemption fee.  The redemption fee will be retained by a Fund for the benefit of its shareholders.  Redemption fees will not apply to shares acquired through reinvestment of dividends, or to shares purchased through the Automatic Investment Program.

*           *           *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUSES FOR FUTURE REFERENCE